UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $888,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    33924   875000 SH       SOLE                   875000        0        0
AMERICAN CAP LTD               COM              02503Y103    59413  5900000 SH       SOLE                  5900000        0        0
AT&T INC                       COM              00206R102     1901    53300 SH       SOLE                    53300        0        0
CAESARSTONE SDOT-YAM LTD       ORD SHS          M20598104     5740   474000 SH       SOLE                   474000        0        0
CARMAX INC                     COM              143130102    21660   835000 SH       SOLE                   835000        0        0
GOOGLE INC                     CL A             38259P508    85270   147000 SH       SOLE                   147000        0        0
HYATT HOTELS CORP              COM CL A         448579102     6689   180000 SH       SOLE                   180000        0        0
IROBOT CORP                    COM              462726100     5790   261400 SH       SOLE                   261400        0        0
LOUISIANA PAC CORP             COM              546347105    18496  1700000 SH       SOLE                  1700000        0        0
MCGRAW HILL COS INC            COM              580645109      450    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104    90546  2960000 SH       SOLE                  2960000        0        0
NASDAQ OMX GROUP INC           COM              631103108    44411  1959000 SH       SOLE                  1959000        0        0
NEW YORK TIMES CO              CL A             650111107     3120   400000 SH       SOLE                   400000        0        0
NOVACOPPER INC                 COM              66988K102      161    80000 SH  CALL SOLE                    80000        0        0
NOVAGOLD RES INC               COM NEW          66987E206     2640   500000 SH  CALL SOLE                   500000        0        0
OCWEN FINL CORP                COM NEW          675746309    31832  1695000 SH       SOLE                  1695000        0        0
OCWEN FINL CORP                COM NEW          675746309     9390   500000 SH  CALL SOLE                   500000        0        0
OMNICOM GROUP INC              COM              681919106    66825  1375000 SH       SOLE                  1375000        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104      194    35000 SH       SOLE                    35000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   265375  1710000 SH  CALL SOLE                  1710000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    64444  1215000 SH       SOLE                  1215000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     8391   158200 SH  CALL SOLE                   158200        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    35168  3200000 SH       SOLE                  3200000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     3808   700000 SH       SOLE                   700000        0        0
UBIQUITI NETWORKS INC          COM              90347A100    22373  1570000 SH       SOLE                  1570000        0        0